TAXES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) subsidiary	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
TAXES
Revenue from Baird Medical LLC business	$ 37,037,108	$ 31,457,908	$ 35,091,174
Income tax provision	$ 1,489,190	$ 1,701,019	$ 1,746,897
Statutory tax rate	25.00%	25.00%	25.00%
United States
TAXES
Number of subsidiaries | subsidiary	2,024
Income tax provision	$ 0	$ 0
Hong Kong
TAXES
Income tax provision	$ 0	$ 0	$ 0
Hong Kong | Up to first HKD 2 million profits
TAXES
Statutory tax rate	8.25%
Hong Kong | Profits above HKD 2 million
TAXES
Statutory tax rate	16.50%
PRC
TAXES
Statutory tax rate	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Up to first RMB 1 million
TAXES
Preferential tax rate	20.00%
Assessable profits, percent	12.50%
Assessable profits, amount	$ 138,972
PRC | Profits exceeding RMB 1 million but up to RMB 3 million
TAXES
Preferential tax rate	20.00%
Assessable profits, percent	25.00%
PRC | Up to first RMB 3 million
TAXES
Preferential tax rate	20.00%
Assessable profits, percent	25.00%
Assessable profits, amount	$ 416,916